Annual Total Returns [BarChart] - 1290 SmartBeta Equity Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	1.23%
Annual Return 2016	6.11%
Annual Return 2017	21.66%
Annual Return 2018	(5.66%)
Annual Return 2019	26.64%
Annual Return 2020	11.09%